UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA VALUE FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2006

  [LOGO OF USAA]
     USAA(R)

                              USAA VALUE Fund

                                                    [GRAPHIC OF USAA VALUE FUND]

                       1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2006

                                                                      (Form N-Q)
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USAA VALUE FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              COMMON STOCKS (96.3%)

              CONSUMER DISCRETIONARY (14.0%)
              ------------------------------
              ADVERTISING (0.3%)
    88,300    Valassis Communications, Inc.*                                                   $  1,325
                                                                                               --------
              APPAREL RETAIL (0.5%)
    50,300    Men's Wearhouse, Inc.                                                               2,005
                                                                                               --------
              AUTO PARTS & EQUIPMENT (1.0%)
    53,700    American Axle & Manufacturing Holdings, Inc.                                        1,007
    89,000    Lear Corp.(a)                                                                       2,689
                                                                                               --------
                                                                                                  3,696
                                                                                               --------
              AUTOMOBILE MANUFACTURERS (0.3%)
    34,100    Winnebago Industries, Inc.                                                          1,135
                                                                                               --------
              AUTOMOTIVE RETAIL (0.9%)
    95,800    Advance Auto Parts, Inc.(a)                                                         3,355
                                                                                               --------
              DISTRIBUTORS (0.4%)
    34,300    Genuine Parts Co.                                                                   1,561
                                                                                                -------
              GENERAL MERCHANDISE STORES (1.8%)
   262,100    Dollar General Corp.                                                                3,677
   117,200    Family Dollar Stores, Inc.                                                          3,452
                                                                                               --------
                                                                                                  7,129
                                                                                               --------
              HOME IMPROVEMENT RETAIL (0.8%)
    52,000    Sherwin-Williams Co.                                                                3,080
                                                                                               --------
              HOMEBUILDING (0.4%)
   161,600    Champion Enterprises, Inc.*                                                         1,496
                                                                                               --------
              HOTELS, RESORTS, & CRUISE LINES (2.1%)
   111,100    Carnival Corp.(a)                                                                   5,424
    69,500    Royal Caribbean Cruises Ltd.                                                        2,815
                                                                                               --------
                                                                                                  8,239
                                                                                               --------
              HOUSEHOLD APPLIANCES (3.0%)
    55,400    Helen of Troy Ltd.*                                                                 1,363
   153,000    Stanley Works                                                                       7,290
    37,300    Whirlpool Corp.                                                                     3,243
                                                                                                -------
                                                                                                 11,896
                                                                                               --------
              LEISURE PRODUCTS (1.7%)
    42,200    Brunswick Corp.                                                                     1,329
   240,300    Mattel, Inc.                                                                        5,438
                                                                                               --------
                                                                                                  6,767
                                                                                               --------
              PUBLISHING (0.8%)
    52,200    Gannett Co., Inc.                                                                   3,087
                                                                                               --------
              Total Consumer Discretionary                                                       54,771
                                                                                               --------
              CONSUMER STAPLES (8.1%)
              -----------------------
              PACKAGED FOODS & MEAT (0.7%)
   111,900    ConAgra Foods, Inc.                                                                 2,926
                                                                                               --------

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USAA VALUE FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              TOBACCO (7.4%)
   105,100    Altria Group, Inc.                                                               $  8,548
   116,600    Imperial Tobacco Group plc ADR                                                      8,318
    53,700    Loews Corp. - Carolina Group                                                        3,105
    47,300    Reynolds American, Inc.(a)                                                          2,988
   113,200    UST, Inc.(a)                                                                        6,063
                                                                                               --------
                                                                                                 29,022
                                                                                               --------
              Total Consumer Staples                                                             31,948
                                                                                               --------
              ENERGY (6.6%)
              -------------
              INTEGRATED OIL & GAS (5.7%)
    43,300    BP plc ADR                                                                          2,905
    31,400    Chevron Corp.                                                                       2,110
   114,700    ConocoPhillips                                                                      6,910
    18,200    Marathon Oil Corp.                                                                  1,572
    24,300    Murphy Oil Corp.                                                                    1,146
   160,500    Occidental Petroleum Corp.                                                          7,534
                                                                                               --------
                                                                                                 22,177
                                                                                               --------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    51,400    Chesapeake Energy Corp.                                                             1,667
    48,550    Encore Acquisition Co.*                                                             1,216
                                                                                               --------
                                                                                                  2,883
                                                                                               --------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    67,800    El Paso Corp.                                                                         929
                                                                                               --------
              Total Energy                                                                       25,989
                                                                                               --------
              FINANCIALS (22.4%)
              ------------------
              CONSUMER FINANCE (3.2%)
    62,500    Capital One Financial Corp.                                                         4,958
    32,500    First Marblehead Corp.(a)                                                           2,192
   112,700    SLM Corp.                                                                           5,486
                                                                                               --------
                                                                                                 12,636
                                                                                               --------
              DIVERSIFIED BANKS (1.3%)
   144,600    Wells Fargo & Co.                                                                   5,248
                                                                                               --------
              INSURANCE BROKERS (0.8%)
    81,900    Willis Group Holdings Ltd.                                                          3,115
                                                                                               --------
              MULTI-LINE INSURANCE (2.6%)
    89,600    American International Group, Inc.                                                  6,019
    45,800    Hartford Financial Services Group, Inc.                                             3,992
                                                                                               --------
                                                                                                 10,011
                                                                                               --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (4.4%)
   139,759    Bank of America Corp.                                                               7,529
   144,100    Citigroup, Inc.                                                                     7,228
    54,400    JPMorgan Chase & Co.                                                                2,581
                                                                                               --------
                                                                                                 17,338
                                                                                               --------
              PROPERTY & CASUALTY INSURANCE (4.2%)
    31,800    21st Century Insurance Group                                                          502
   108,700    Allstate Corp.                                                                      6,670

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USAA VALUE FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    73,700    Axis Capital Holdings Ltd.                                                       $  2,421
    95,700    XL Capital Ltd. "A"                                                                 6,751
                                                                                               --------
                                                                                                 16,344
                                                                                               --------
              REGIONAL BANKS (1.2%)
    24,000    Bank of Hawaii Corp.                                                                1,252
    15,718    Cullen/Frost Bankers, Inc.                                                            851
    97,200    South Financial Group, Inc.                                                         2,579
                                                                                               --------
                                                                                                  4,682
                                                                                               --------
              REITs - INDUSTRIAL (0.4%)
    35,600    First Industrial Realty Trust, Inc.(a)                                              1,636
                                                                                               --------
              REITs - MORTGAGE (0.3%)
    77,200    Annaly Mortgage Management, Inc.                                                    1,013
                                                                                               --------
              REITs - OFFICE (0.5%)
   180,200    American Financial Realty Trust                                                     2,103
                                                                                               --------
              THRIFTS & MORTGAGE FINANCE (3.5%)
    57,500    MGIC Investment Corp.                                                               3,379
   100,400    New York Community Bancorp, Inc.(a)                                                 1,642
    63,200    People's Bank(a)                                                                    2,572
    46,700    Radian Group, Inc.                                                                  2,489
    90,200    Washington Mutual, Inc.                                                             3,815
                                                                                               --------
                                                                                                 13,897
                                                                                               --------
              Total Financials                                                                   88,023
                                                                                               --------
              HEALTH CARE (13.0%)
              -------------------
              HEALTH CARE EQUIPMENT (2.1%)
   108,100    Baxter International, Inc.                                                          4,969
    53,100    Hillenbrand Industries, Inc.                                                        3,116
                                                                                               --------
                                                                                                  8,085
                                                                                               --------
              HEALTH CARE FACILITIES (1.3%)
    73,840    HEALTHSOUTH Corp.*(a)                                                               1,791
    84,200    Service Corp. International                                                           768
    72,700    Triad Hospitals, Inc.*                                                              2,692
                                                                                               --------
                                                                                                  5,251
                                                                                               --------
              HEALTH CARE SERVICES (0.5%)
    53,000    Omnicare, Inc.                                                                      2,008
                                                                                               --------
              MANAGED HEALTH CARE (3.9%)
    58,300    Coventry Health Care, Inc.*                                                         2,737
    83,700    UnitedHealth Group, Inc.                                                            4,083
   108,700    WellPoint, Inc.*                                                                    8,296
                                                                                               --------
                                                                                                 15,116
                                                                                               --------
              PHARMACEUTICALS (5.2%)
   224,400    Bristol-Myers Squibb Co.                                                            5,554
   286,900    Pfizer, Inc.                                                                        7,646
   105,000    Schering-Plough Corp.                                                               2,324
    86,500    Valeant Pharmaceuticals International                                               1,616
    66,700    Wyeth                                                                               3,404
                                                                                               --------
                                                                                                 20,544
                                                                                               --------
              Total Health Care                                                                  51,004
                                                                                               --------

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                   (continued)

USAA VALUE FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              INDUSTRIALS (14.4%)
              -------------------
              AEROSPACE & DEFENSE (1.9%)
    60,300    Goodrich Corp.                                                                   $  2,659
   110,600    Honeywell International, Inc.                                                       4,658
                                                                                               --------
                                                                                                  7,317
                                                                                               --------
              CONSTRUCTION & ENGINEERING (0.4%)
    72,600    Insituform Technologies, Inc. "A"*                                                  1,697
                                                                                               --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    38,800    Terex Corp.*                                                                        2,008
                                                                                               --------
              ELECTRICAL COMPONENTS & EQUIPMENT (4.0%)
   306,000    American Power Conversion Corp.                                                     9,251
    47,100    Emerson Electric Co.                                                                3,975
    45,700    Regal-Beloit Corp.                                                                  2,260
                                                                                               --------
                                                                                                 15,486
                                                                                               --------
              INDUSTRIAL CONGLOMERATES (0.5%)
    27,000    3M Co.                                                                              2,129
                                                                                               --------
              INDUSTRIAL MACHINERY (4.0%)
    32,700    Flowserve Corp.*                                                                    1,733
    21,700    Harsco Corp.                                                                        1,771
    35,600    IDEX Corp.                                                                          1,670
   133,500    Illinois Tool Works, Inc.                                                           6,399
    35,600    ITT Industries, Inc.                                                                1,936
    54,100    Kaydon Corp.                                                                        2,261
                                                                                               --------
                                                                                                 15,770
                                                                                               --------
              MARINE (0.4%)
    42,500    Kirby Corp.*(a)                                                                     1,489
                                                                                               --------
              OFFICE SERVICES & SUPPLIES (0.4%)
    46,000    Brady Corp. "A"                                                                     1,702
                                                                                               --------
              RAILROADS (1.3%)
    64,800    Burlington Northern Santa Fe Corp.                                                  5,024
                                                                                               --------
              TRUCKING (1.0%)
    30,900    Covenant Transport, Inc. "A"*                                                         386
    48,900    Ryder System, Inc.                                                                  2,574
    37,800    Swift Transportation Co., Inc.*                                                       951
                                                                                               --------
                                                                                                  3,911
                                                                                               --------
              Total Industrials                                                                  56,533
                                                                                               --------
              INFORMATION TECHNOLOGY (6.0%)
              -----------------------------
              APPLICATION SOFTWARE (0.6%)
   138,100    Mentor Graphics Corp.*                                                              2,330
                                                                                               --------
              COMMUNICATIONS EQUIPMENT (1.9%)
   372,400    Nokia Corp. ADR                                                                     7,403
                                                                                               --------
              COMPUTER HARDWARE (0.5%)
    45,000    Diebold, Inc.                                                                       1,966
                                                                                               --------

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                   (continued)

USAA VALUE FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    24,400    Mastercard, Inc. "A"                                                             $  1,808
                                                                                               --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.9%)
    54,700    Littelfuse, Inc.*                                                                   1,852
   118,500    Vishay Intertechnology, Inc.*                                                       1,599
                                                                                               --------
                                                                                                  3,451
                                                                                               --------
              ELECTRONIC MANUFACTURING SERVICES (0.5%)
    67,200    Mercury Computer Systems, Inc.*                                                       828
    45,500    Plexus Corp.*                                                                         997
                                                                                               --------
                                                                                                  1,825
                                                                                               --------
              IT CONSULTING & OTHER SERVICES (0.4%)
    54,400    Maximus, Inc.                                                                       1,518
                                                                                               --------
              TECHNOLOGY DISTRIBUTORS (0.8%)
    78,635    Tech Data Corp.*                                                                    3,094
                                                                                               --------
              Total Information Technology                                                       23,395
                                                                                               --------
              MATERIALS (1.9%)
              ----------------
              ALUMINUM (0.5%)
    48,400    Century Aluminum Co.*                                                               1,884
                                                                                               --------
              DIVERSIFIED CHEMICALS (1.0%)
    85,600    E.I. du Pont de Nemours & Co.                                                       3,920
                                                                                               --------
              SPECIALTY CHEMICALS (0.4%)
   217,400    Polyone Corp.*                                                                      1,783
                                                                                               --------
              Total Materials                                                                     7,587
                                                                                               --------
              TELECOMMUNICATION SERVICES (3.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (3.1%)
    83,800    BellSouth Corp.                                                                     3,779
   222,800    Verizon Communications, Inc.                                                        8,244
                                                                                               --------
              Total Telecommunication Services                                                   12,023
                                                                                               --------
              UTILITIES (6.8%)
              ----------------
              ELECTRIC UTILITIES (2.5%)
    84,100    Entergy Corp.                                                                       7,218
    56,100    Pinnacle West Capital Corp.                                                         2,682
                                                                                               --------
                                                                                                  9,900
                                                                                               --------
              MULTI-UTILITIES (4.3%)
    78,200    CenterPoint Energy, Inc.(a)                                                         1,210
    51,600    Dominion Resources, Inc.                                                            4,179
   196,700    Duke Energy Corp.                                                                   6,224
    80,150    MDU Resources Group, Inc.                                                           2,058
   139,900    Xcel Energy, Inc.                                                                   3,088
                                                                                               --------
                                                                                                 16,759
                                                                                               --------
              Total Utilities                                                                    26,659
                                                                                               --------
              Total Common Stocks (cost: $323,302)                                              377,932
                                                                                               --------

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USAA VALUE FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.5%)

              MONEY MARKET FUNDS (4.5%)
 5,782,125    SSgA Money Market Fund, 4.98%(b)                                                 $  5,782
11,677,368    SSgA Prime Money Market Fund, 5.19%(b)                                             11,678
                                                                                               --------
              Total Money Market Instruments (cost: $17,460)                                     17,460
                                                                                               --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
              SECURITIES LOANED (6.3%)(d)

              MONEY MARKET FUNDS (0.1%)
   352,387    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(b)                       352
                                                                                               --------
 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (6.2%)(c)
   $11,500    Credit Suisse First Boston, LLC, 5.30%, acquired on 10/31/2006 and due
                11/01/2006 at $11,500 (collateralized by $91,910 of Freddie Mac Discount
                Notes(e), 7.09%(f), due 4/04/2036; market value $11,730)                         11,500
    13,000    Deutsche Bank Securities, Inc., 5.29%, acquired on 10/31/2006 and due
                11/01/2006 at $13,000 (collateralized by $11,111 of Freddie Mac Discount
                Notes(e), 5.27%(f), due 2/13/2007; $2,335 of Federal Home Loan Bank
                Bonds(e), 5.13%, due 12/29/2014; combined market value $13,260)                  13,000
                                                                                               --------
              Total Repurchase Agreements                                                        24,500
                                                                                               --------
              Total Short-Term Investments Purchased With Cash Collateral From Securities
                Loaned (cost: $24,852)                                                           24,852
                                                                                               --------

              TOTAL INVESTMENTS (COST: $365,614)                                               $420,244
                                                                                               ========

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USAA VALUE FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            5. Repurchase agreements are valued at cost, which approximates market value.

            6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized

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USAA VALUE FUND
AUGUST 31, 2006 (UNAUDITED)

               from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

        B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2006, were $59,949,000 and $5,319,000, respectively, resulting in net unrealized appreciation of $54,630,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $392,422,000 at October 31, 2006, and, in total, may not equal 100%. Investments in foreign securities were 6.2% of net assets at October 31, 2006.

        D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The security or a portion thereof was out on loan as of October 31, 2006. The aggregate fair market value of the loaned portion of these securities as of October 31, 2006, was approximately $23,629,000.

        (b) Rate represents the money market fund annualized seven-day yield at October 31, 2006.

        (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (d) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

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           (continued)

USAA VALUE FUND
OCTOBER 31, 2006 (UNAUDITED)

        (e) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (f) Zero-coupon security. Rate represents the effective yield at the date of purchase.

        * Non-income-producing security for the 12 months preceding October 31, 2006.

10

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48455-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.